Schedule of Investments

January 31, 2020 (Unaudited)

Schedule of Investments LSV Global Value Fund

	Shares	Value (000)
U.S. Common Stock (56.0%)
Aerospace & Defense (2.0%)
Huntington Ingalls Industries	160	$42
Raytheon	130	29
Spirit AeroSystems Holdings, Cl A	400	26
Textron	700	32

		129

Agricultural Products (0.3%)
Ingredion	200	17

Air Freight & Logistics (0.4%)
FedEx	200	29

Aircraft (1.3%)
Delta Air Lines	500	28
JetBlue Airways*	900	18
United Airlines Holdings*	500	37

		83

Apparel Retail (0.8%)
Foot Locker	900	34
Gap	900	16

		50

Application Software (0.5%)
CDK Global	600	32

Asset Management & Custody Banks (0.8%)
Ameriprise Financial	300	50

Automotive (2.2%)
Ford Motor	4,300	38
General Motors	800	27
Goodyear Tire & Rubber	1,200	16
Lear	160	19
Winnebago Industries	800	44

		144

Automotive Retail (0.3%)
Group 1 Automotive	200	20

Banks (4.0%)
Bank of America	1,700	56
CIT Group	500	23
Citizens Financial Group	1,100	41
JPMorgan Chase	400	53
PNC Financial Services Group	100	15
Regions Financial	1,400	22
Wells Fargo	500	23

LSV Global Value Fund

	Shares	Value (000)
Banks (continued)
Zions Bancorp	600	$27

		260

Biotechnology (2.5%)
Amgen	300	65
Biogen*	170	45
Gilead Sciences	300	19
Regeneron Pharmaceuticals*	100	34

		163

Broadcasting (0.1%)
ViacomCBS, Cl B	178	6

Chemicals (1.7%)
Celanese, Cl A	250	26
Eastman Chemical	490	35
Huntsman	1,200	25
LyondellBasell Industries, Cl A	300	23

		109

Commodity Chemicals (0.2%)
Kronos Worldwide	1,400	15

Computers & Services (4.2%)
DXC Technology	200	6
eBay	1,400	47
Hewlett Packard Enterprise	1,900	26
HP	2,000	43
NetApp	200	11
Oracle	1,400	73
Seagate Technology	800	46
Xerox Holdings	575	20

		272

Data Processing & Outsourced Services (0.3%)
Sykes Enterprises*	500	17

Drug Retail (0.8%)
Walgreens Boots Alliance	1,000	51

Electrical Components & Equipment (0.9%)
Eaton	600	57

Financial Services (3.0%)
Ally Financial	1,500	48
Capital One Financial	400	40
Citigroup	1,000	74
Discover Financial Services	400	30

		192

Food, Beverage & Tobacco (1.4%)
JM Smucker	400	42
Molson Coors Brewing, Cl B	600	33

Schedule of Investments

January 31, 2020 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Food, Beverage & Tobacco (continued)
Pilgrim’s Pride*	500	$13

		88

General Merchandise Stores (1.0%)
Target	600	66

Health Care Distributors (0.4%)
Cardinal Health	200	10
McKesson	120	17

		27

Health Care Facilities (0.6%)
HCA Holdings	300	42

Health Care Services (0.7%)
CVS Health	400	27
Quest Diagnostics	140	16

		43

Hotel & Resort REIT’s (0.2%)
Service Properties Trust	500	11

Hotels & Lodging (0.4%)
Wyndham Destinations	600	29

Household Products, Furniture & Fixtures (0.7%)
Whirlpool	300	44

Insurance (2.7%)
Aflac	600	31
Allstate	300	36
American Financial Group	150	16
Hartford Financial Services Group	400	24
Lincoln National	400	22
MGIC Investment	1,700	23
Prudential Financial	240	22

		174

Investment Banking & Brokerage (0.6%)
Morgan Stanley	700	36

IT Consulting & Other Services (0.7%)
International Business Machines	300	43

Machinery (2.4%)
Caterpillar	300	39
Cummins	290	46
Meritor*	1,500	33
Oshkosh	400	35

		153

Media & Entertainment (1.4%)
Comcast, Cl A	1,100	48

LSV Global Value Fund

	Shares	Value (000)
Media & Entertainment (continued)
DISH Network, Cl A*	300	$11
TEGNA	2,100	35

		94

Motorcycle Manufacturers (0.3%)
Harley-Davidson	600	20

Paper & Paper Products (0.1%)
Domtar	200	7

Paper Packaging (0.5%)
International Paper	400	16
Westrock	400	16

		32

Petroleum & Fuel Products (1.5%)
PBF Energy, Cl A	1,000	27
Phillips 66	300	28
Valero Energy	500	42

		97

Pharmaceuticals (3.5%)
AbbVie	400	32
Bristol-Myers Squibb	900	57
Jazz Pharmaceuticals*	200	29
Lannett*	500	4
Merck	500	43
Pfizer	1,700	63

		228

Reinsurance (0.4%)
Everest Re Group	100	28

Retail (1.5%)
Brinker International	800	34
Dillard’s, Cl A	100	6
Kohl’s	500	21
Kroger	1,100	30
Macy’s	400	6

		97

Semi-Conductors/Instruments (4.1%)
Applied Materials	700	41
Cirrus Logic*	600	46
Intel	1,300	83
KLA	100	16
Lam Research	200	60
Skyworks Solutions	200	23

		269

Steel & Steel Works (0.7%)
Cleveland-Cliffs	6,100	43

Schedule of Investments

January 31, 2020 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Technology Distributors (0.5%)
Arrow Electronics*	300	$23
Avnet	300	11

		34

Technology Hardware Storage & Peripherals (0.0%)
Dell Technologies, Cl C*	35	2

Telephones & Telecommunications (3.0%)
AT&T	500	19
Cisco Systems	1,300	60
Corning	1,100	29
Juniper Networks	1,300	30
Verizon Communications	1,000	59

		197

Thrifts & Mortgage Finance (0.4%)
Radian Group	1,100	27

TOTAL U.S. COMMON STOCK (Cost $3,290)		3,627

Foreign Common Stock (43.0%)
Australia (1.8%)
Australian Pharmaceutical Industries	21,000	18
BlueScope Steel	1,900	18
Fortescue Metals Group	6,000	45
OMV	700	35

		116

Austria (0.2%)
Voestalpine	500	12

Belgium (0.3%)
Solvay	170	18

Canada (2.4%)
Air Canada, Cl B*	1,200	40
Canadian Imperial Bank of Commerce	130	11
iA Financial	600	33
Magna International	700	35
National Bank of Canada	300	17
West Fraser Timber	400	16

		152

Chile (0.9%)
Enel Americas	276,886	55

LSV Global Value Fund

	Shares	Value (000)
China (1.3%)
China CITIC Bank, Cl H	24,000	$12
China Resources Power Holdings	22,000	30
Great Wall Motor, Cl H	33,000	22
Shanghai Pharmaceuticals Holding, Cl H	4,000	7
Sinotrans, Cl H	49,000	15

		86

France (3.0%)
AXA	800	21
BNP Paribas	300	16
Metropole Television	2,300	38
Natixis	4,100	17
Renault	140	6
Rothschild	800	22
Sanofi	500	48
Total	600	29

		197

Germany (1.9%)
Allianz	60	14
Daimler	300	14
Deutsche Post	500	18
Muenchener Rueckversicherungs	50	15
Rheinmetall	300	32
Siemens	100	12
Volkswagen	100	18

		123

Hong Kong (2.8%)
Air China, Cl H	12,000	10
Asia Cement China Holdings	37,500	47
China Petroleum & Chemical, Cl H	38,000	20
China Telecom, Cl H	64,000	25
China Water Affairs Group	14,000	11
Nine Dragons Paper Holdings	17,000	16
PAX Global Technology	44,000	20
Skyworth Group	22,000	6
SmarTone Telecommunications Holdings	5,500	4
WH Group	23,000	21

		180

Schedule of Investments

January 31, 2020 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Hungary (0.3%)
MOL Hungarian Oil & Gas	2,400	$20

Indonesia (0.2%)
Bank Negara Indonesia Persero	27,700	14

Israel (0.2%)
Teva Pharmaceutical Industries*	900	9

Italy (1.8%)
A2A	18,928	38
Enel	7,000	61
Mediobanca Banca di Credito Finanziario	1,600	16

		115

Japan (7.6%)
Dowa Holdings	600	22
Isuzu Motors	1,500	15
ITOCHU	2,100	49
Kandenko	2,600	25
KDDI	1,700	51
Konica Minolta	48	—
Konoike Transport	800	11
Lintec	500	11
Nippon Telegraph & Telephone	1,800	46
Nisshin Oillio Group	1,100	37
Nitto Kogyo	500	10
Nomura Holdings	9,800	50
ORIX	2,700	46
Resona Holdings	3,100	13
Shindengen Electric Manufacturing	300	9
SKY Perfect JSAT Holdings	1,500	6
Sumitomo	2,200	33
Teijin	1,900	34
Tsubakimoto Chain	400	12
Valor	500	9

		489

Netherlands (1.2%)
Aegon	3,100	13
Royal Dutch Shell, Cl B	1,300	34
Signify	1,000	33

		80

LSV Global Value Fund

	Shares	Value (000)
Norway (0.5%)
DNB	1,800	$32

Russia (1.5%)
Gazprom PJSC ADR	6,500	45
LUKOIL PJSC ADR	370	38
X5 Retail Group GDR	300	11

		94

South Africa (0.1%)
Absa Group	800	7

South Korea (2.0%)
Huons	550	22
LG Uplus	2,500	28
Samsung Electronics	1,350	63
SK Telecom	100	19

		132

Spain (0.5%)
Enagas	500	14
Mapfre	7,500	19

		33

Sweden (2.3%)
Bilia, Cl A	3,900	43
Inwido	1,500	11
Nordea Bank Abp	900	7
SKF, Cl B	2,300	42
Volvo, Cl B	2,800	48

		151

Switzerland (2.0%)
Credit Suisse Group	900	11
Roche Holding AG	150	51
Swiss Life Holding	60	30
Swiss Re	200	23
UBS Group	1,300	16

		131

Taiwan (1.9%)
Chipbond Technology	16,000	32
Compeq Manufacturing	28,000	37
Mitac Holdings	23,799	23
Tripod Technology	8,000	29

		121

Thailand (0.3%)
Krung Thai Bank	21,700	11

Schedule of Investments

January 31, 2020 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Thailand (continued)
Pruksa Holding	24,700	$11

		22

Turkey (0.4%)
Eregli Demir ve Celik Fabrikalari	6,500	10
KOC Holding	5,500	18

		28

United Kingdom (5.7%)
3i Group	1,700	25
Anglo American	1,500	39
BAE Systems	4,500	37
Barclays	15,300	34
Bellway	400	21
Berkeley Group Holdings	400	28
BP	1,800	11
British American Tobacco	800	35
Centrica	11,900	13
Halfords Group	2,500	5
J Sainsbury	6,000	16
Lloyds Banking Group	43,500	33
Old Mutual	3,000	4
Restaurant Group	200	—
Smurfit Kappa Group	700	24
Tesco	13,400	44

		369

TOTAL FOREIGN COMMON STOCK (Cost $2,805)		2,786

LSV Global Value Fund

	Face Amount (000)	Value (000)
Repurchase Agreement (0.4%)
South Street Securities 1.280%, dated 01/31/20, to be repurchased on 02/03/20, repurchase price $29 (collateralized by various U.S. Treasury obligations, rangingin par value $0 - $24, 0%-1.875%, 07/15/2020-04/30/2022; total market value $30)	$29	$29

TOTAL REPURCHASE AGREEMENT (Cost $29)		29

Total Investments – 99.5% (Cost $6,124)		$6,442

Percentages are based on Net Assets of $6,480 (000).

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

Schedule of Investments

January 31, 2020 (Unaudited)

The following is a list of the level of inputs used as of January 31, 2020, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
United States	$3,627	$–	$–	$3,627

Foreign Common Stock
Australia	–	116	–	116
Austria	–	12	–	12
Belgium	–	18	–	18
Canada	152	–	–	152
Chile	55	–	–	55
China	–	86	–	86
France	–	197	–	197
Germany	–	123	–	123
Hong Kong	–	180	–	180
Hungary	–	20	–	20
Indonesia	–	14	–	14
Israel	–	9	–	9
Italy	–	115	–	115
Japan	–	489	–	489
Netherlands	–	80	–	80
Norway	–	32	–	32
Russia	38	56	–	94
South Africa	–	7	–	7
South Korea	–	132	–	132
Spain	–	33	–	33
Sweden	–	151	–	151
Switzerland	–	131	–	131
Taiwan	–	121	–	121
Thailand	–	22	–	22
Turkey	–	28	–	28
United Kingdom	–	369	–	369

Total Foreign Common Stock	245	2,541	–	2,786

Total Repurchase Agreement	–	29	–	29

Total Investments in Securities	$3,872	$2,570	$–	$6,442

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

LSV-QH-006-1200